Real Estate Held for Sale (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long Lived Assets Held-for-sale [Line Items]
Less: accumulated depreciation and amortization	$ (400,692)	$ (48,304)
Operating real estate held for sale	11,382,298	11,126,217
Lease intangibles, net	1,643,482	2,731,323
Deferred rent	121,789
Other liabilities	(41,968)	(61,280)
Total real estate held for sale	13,225,739	13,817,701
Land and Land Improvements
Long Lived Assets Held-for-sale [Line Items]
Operating real estate held for sale	3,034,189	3,020,000
Building and Building Improvements
Long Lived Assets Held-for-sale [Line Items]
Operating real estate held for sale	7,996,278	7,930,000
Tenant Improvements
Long Lived Assets Held-for-sale [Line Items]
Operating real estate held for sale	514,128	224,521
Furniture Fixture and Equipment
Long Lived Assets Held-for-sale [Line Items]
Operating real estate held for sale	238,395
Real Estate Held For Sale
Long Lived Assets Held-for-sale [Line Items]
Deferred rent	$ 241,927	$ 21,441